Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for first PEO(1)	Compensation actually paid to first PEO(2)	Summary compensation table total for second PEO(3)	Compensation actually paid to second PEO(4)	Average summary compensation table total for non-PEO NEOs(5)	Average compensation actually paid to non-PEO NEOs(6)	Value of initial fixed $100 investment based on total shareholder return (“TSR”)(7)	Net income (loss)(8)
2024	N/A	N/A	$4,055,742	$4,101,927	$1,950,682	$1,981,452	$108.52	$96,932,000
2023	$1,995,088	$3,032,437	$3,185,153	$4,169,479	$1,529,552	$2,037,958	$104.54	$(39,137,000)
2022	$1,741,695	$1,210,486	N/A	N/A	$1,258,102	$843,768	$71.92	$328,630,000

Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for Ms. McGarry (our former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table for that year.The dollar amounts reported are the amounts of total compensation reported for Ms. Schmidt (our Chief Executive Officer) for each corresponding year in the “Total” column of the 2024 Summary Compensation Table. Refer to “Executive officer compensation – 2024 Summary compensation table.”
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to Ms. McGarry, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. McGarry during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. McGarry’s total compensation for each year to determine the compensation actually paid:

Year	Reported SCT total for PEO	Amounts reported as “Stock Awards” in SCT(a)	Equity award adjustments(b)	Compensation actually paid to PEO
2024	N/A	N/A	N/A	N/A
2023	$1,995,088	$(1,649,668)	$2,687,017	$3,032,437
2022	$1,741,695	$(750,000)	$218,791	$1,210,486
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock awards” column in the SCT and the grant date fair value of DEUs issued in conjunction with special cash dividends declared and paid reported in the “All other compensation” column for the applicable year.
(b)The equity awards adjustments for each applicable year are calculated as follows: (i) add the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) add the amount of the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) add, for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) add, for awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) subtract, for awards granted in prior years that fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) add the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise included in total compensation for the applicable year (of which there were none). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair value of equity awards granted in the year and unvested as of year end	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of the vesting date for awards granted and vested in the year	Change in fair value as of vesting date of equity awards granted in prior years that vested in the year	Total equity award adjustments
2024	N/A	N/A	N/A	N/A	N/A
2023	$2,103,947	$503,080	$17,914	$62,076	$2,687,017
2022	$815,464	$(424,855)	$—	$(171,818)	$218,791
The dollar amounts reported represent the amount of “compensation actually paid” to Ms. Schmidt, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Schmidt during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Schmidt’s total compensation for each year to determine the compensation actually paid:

Year	Reported SCT total for PEO	Amounts reported as “Stock Awards” in SCT(a)	Equity award adjustments(b)	Compensation actually paid to PEO
2024	$4,055,742	$(1,657,150)	$1,703,335	$4,101,927
2023	$3,185,153	$(1,644,500)	$2,628,826	$4,169,479
2022	N/A	N/A	N/A	N/A
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock awards” column in the SCT and the grant date fair value of DEUs issued in conjunction with special cash dividends declared and paid reported in the “All other compensation” column for the applicable year.
(b)The equity awards adjustments for each applicable year are calculated as follows: (i) add the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) add the amount of the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) add, for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) add, for awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) subtract, for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise included in total compensation for the applicable year (of which there were none). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair value of equity awards granted in the year and unvested as of year end	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of the vesting date for awards granted and vested in the year	Change in fair value as of vesting date of equity awards granted in prior years that vested in the year	Total equity award adjustments
2024	$1,613,761	$2,453	$39,113	$48,008	$1,703,335
2023	$2,073,062	$480,376	$16,489	$58,899	$2,628,826
2022	N/A	N/A	N/A	N/A	N/A

Non-PEO NEO Average Total Compensation Amount	$ 1,950,682	$ 1,529,552	$ 1,258,102
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,981,452	2,037,958	843,768
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2) and (4):

Year	Average SCT total for Non-PEO NEOs	Average amounts reported as “Stock Awards” in SCT(a)	Average equity award adjustments(b)	Average compensation actually paid to non-PEO NEOs
2024	$1,950,682	$(686,501)	$717,271	$1,981,452
2023	$1,529,552	$(673,306)	$1,181,712	$2,037,958
2022	$1,258,102	$(425,000)	$10,666	$843,768
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock awards” column in the SCT and the grant date fair value of DEUs issued in conjunction with special cash dividends declared and paid reported in the “All other compensation” column for the applicable year.
(b)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Fair value of equity awards granted in the year and unvested as of year end	Year over year average change in fair value of outstanding and unvested equity awards	Fair value as of the vesting date for awards granted and vested in the year	Change in fair value as of vesting date of equity awards granted in prior years that vested in the year	Total average equity award adjustments
2024	$663,332	$1,068	$21,028	$31,843	$717,271
2023	$850,705	$285,582	$10,178	$35,247	$1,181,712
2022	$462,097	$(321,436)	$—	$—	$10,666

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 108.52	104.54	71.92
Net Income (Loss)	$ 96,932,000	(39,137,000)	$ 328,630,000
PEO Name	Ms. Schmidt		Ms. McGarry
Additional 402(v) Disclosure
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers, or PEOs, and Non-PEO named executive officers, or Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
For 2024, our PEO was Terry L. Schmidt and our other non-PEO NEOs were David Neylan and Desiree A. Kramer. For 2023, our first PEO was Mary Ann McGarry during 2023 until her retirement on June 30, 2023 and our second PEO was Ms. Schmidt beginning July 1, 2023. The non-PEO NEOs for 2023 were Mr. Neylan and Ms. Kramer. For 2022, our PEO was Ms. McGarry and our non-PEO NEOs were Ms. Schmidt and Barrett Horn.
The dollar amounts reported represent the average of the amounts reported for the NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net (loss) income reflected in the Company’s audited financial statements for the applicable year. The Company does not use net income or loss as a performance measure in its executive compensation program.
Relationship disclosure to Pay Versus Performance table
As described in more detail above under “Compensation of Named Executive Officers,” the Company’s executive compensation program reflects a performance-driven compensation philosophy and the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance tables.
Compensation actually paid and Performance Measures
	The charts below show, for the past two years, the relationship between the compensation actually paid (CAP) to our PEOs and the average compensation actually paid (CAP) to our non-PEO NEOs to (i) the Company’s cumulative TSR; and (ii) the Company's net income.All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing by the Company under the Securities Act of 1933, as amended, whether made before or after the date here
Schmidt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,055,742	3,185,153
PEO Actually Paid Compensation Amount	4,101,927	$ 4,169,479
PEO Name		Ms. Schmidt
McGarry [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,995,088	$ 1,741,695
PEO Actually Paid Compensation Amount		$ 3,032,437	1,210,486
PEO Name		Ms. McGarry
PEO | Schmidt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,657,150)	$ (1,644,500)
PEO | Schmidt [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,703,335	2,628,826
PEO | Schmidt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,613,761	2,073,062
PEO | Schmidt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,453	480,376
PEO | Schmidt [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,113	16,489
PEO | Schmidt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,008	58,899
PEO | McGarry [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,649,668)	(750,000)
PEO | McGarry [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,687,017	218,791
PEO | McGarry [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,103,947	815,464
PEO | McGarry [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		503,080	(424,855)
PEO | McGarry [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,914	0
PEO | McGarry [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		62,076	(171,818)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(686,501)	(673,306)	(425,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,271	1,181,712	10,666
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	663,332	850,705	462,097
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,068	285,582	(321,436)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,028	10,178	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 31,843	$ 35,247	$ 0